Expense Example - Class A C S I N T Shares - Janus Henderson European Focus Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	714	1,007	1,322	2,210	323	688	1,180	2,344	776	2,261	3,662	6,828	119	372	644	1,420	122	381	660	1,455	173	536	923	2,009